Organization - Schedule of Cash Flows of VIEs (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Variable Interest Entity
Net cash provided by/ (used in) operating activities	¥ 687,058,206	$ 98,248,018	¥ (111,000,228)	¥ 352,019,561
Net cash provided by investing activities	845,438,085	120,896,037	(2,344,367,080)	3,895,444,173
Net cash (used in)/provided by financing activities	555,594,196	79,448,914	186,843,558	(565,971,561)
Variable Interest Entity
Variable Interest Entity
Net cash provided by/ (used in) operating activities	(122,542,784)	(17,523,385)	(1,349,175,834)	1,132,978,031
Net cash provided by investing activities	¥ 173,360,780	$ 24,790,262	(561,586,008)	1,449,584,102
Net cash (used in)/provided by financing activities			¥ (156,112,319)	¥ (111,291,410)